OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Other accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012
Employees and payroll accruals	$1,383	$946
Accrued expenses	621	442
	$2,004	$1,388